Property and Equipment, Net (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Line Items]
Net balance	$ 535,035	$ 891,519
Depreciation expenses	390,341	551,062	$ 861,127
Disposed property and equipment	788,848	793,687	374,600
Accumulated depreciation	714,102	701,556	326,490
Proceeds of property and equipment	31,113	39,405	64,248
Disposal loss	(43,633)	(52,726)	$ 16,138
Property, Plant and Equipment [Member] | Computer and Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Net balance	40,117	52,568
Property, Plant and Equipment [Member] | Revenue Equipment [Member]
Property, Plant and Equipment [Line Items]
Net balance	$ 494,918	$ 838,952